Payments, by Project - 12 months ended Dec. 31, 2023 - ARS ($)	Taxes	Total Payments
Total	$ 31,211,888,000	$ 31,211,888,000
Administración Federal de Ingresos Públicos [Member]
Total	18,566,379,000	18,566,379,000
Administración Nacional de Aduanas [Member]
Total	6,975,542,000	6,975,542,000
Agencia de Recaudación de la Provincia de Buenos Aires [Member]
Total	2,465,219,000	2,465,219,000
Administración Gubernamental de Ingresos Públicos [Member]
Total	503,132,000	503,132,000
Dirección Provincial de rentas [Member]
Total	855,501,000	855,501,000
Municipalidad de Bahía Blanca [Member]
Total	1,846,115,000	1,846,115,000
GAS TRANSPORTER OF THE SOUTH INC. [Member]
Total	31,211,888,000	31,211,888,000
GAS TRANSPORTER OF THE SOUTH INC. [Member] | Administración Federal de Ingresos Públicos [Member]
Total	18,566,379,000	18,566,379,000
GAS TRANSPORTER OF THE SOUTH INC. [Member] | Administración Nacional de Aduanas [Member]
Total	6,975,542,000	6,975,542,000
GAS TRANSPORTER OF THE SOUTH INC. [Member] | Agencia de Recaudación de la Provincia de Buenos Aires [Member]
Total	2,465,219,000	2,465,219,000
GAS TRANSPORTER OF THE SOUTH INC. [Member] | Administración Gubernamental de Ingresos Públicos [Member]
Total	503,132,000	503,132,000
GAS TRANSPORTER OF THE SOUTH INC. [Member] | Dirección Provincial de rentas [Member]
Total	855,501,000	855,501,000
GAS TRANSPORTER OF THE SOUTH INC. [Member] | Municipalidad de Bahía Blanca [Member]
Total	$ 1,846,115,000	$ 1,846,115,000